DEBT AND EQUITY FINANCING (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Note payable, convertible debt	$ 38,000	$ 38,000	$ 35,000
Due to Monster, Inc.	0	450,000	0
Interest and loan origination fee accrued related to promissory notes payable and accrued at issuance	0	1,108,000	0
Promissory notes payable, 2015 bridge loans, net of debt discount of $563 and $0, respectively, and net of debt issuance cost of $483 and $0, respectively	0	1,909,000	0
Total	$ 38,000	$ 3,505,000	$ 35,000